Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties:
3.      Transactions with Related Parties:
Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	2014	2015
Assets
Oceanbulk Maritime S.A. and its affiliates (d)	$241	$1,209
Product Shipping & Trading S.A (f)	4	-
Total Assets	$245	$1,209

Liabilities
Interchart Shipping Inc. (a)	$6	$8
Combine Marine Ltd (c)	-	9
Oceanbulk Maritime S.A. and its affiliates (d)	-	33
Management and Directors Fees (b)	462	315
Managed Vessels of Oceanbulk Shipping LLC (e )	9	7
Oceanbulk Sellers (Note 17.2)	1,689	50
Total Liabilities	$2,166	$422

	2014	2015
Excel Vessel Bridge Facility - current portion (h)	$8,168	$-
Excel Vessel Bridge Facility - non current portion (h)	47,993	-
Total Excel Vessel Bridge Facility	$56,161	$-

Capitalized Expenses
	2014	2015
Advances for vessels under construction and acquisition of vessels
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (d)	$1,038	$1,318

Statements of Operations
	2013	2014	2015
Commission on sale of vessel-Oceanbulk (d)	$(90)	$-	$-
Executive directors consultancy fees (b)	(528)	(1,516)	(633)
Non-executive directors compensation (b)	(114)	(191)	(160)
Office rent - Combine Marine Ltd. (c )	(41)	(42)	(35)
Voyage expenses-Interchart (a)	(773)	(1,997)	(3,350)
Management fee expense - Oceanbulk Maritime S.A. (d)	-	(158)	-
Management fee expense - Maryville Maritime Inc. (j)	-	(35)	(451)
Interest on Excel Vessel Bridge Facility (h)	-	(1,659)	(220)
Management fee income - Oceanbulk Maritime S.A. (d)	-	188	-
Management fee income - Managed Vessels of Oceanbulk Shipping LLC (e )	823	1,390	-
Management fee income Product Shipping & Trading S.A. (f)	242	62	-

(a)      Interchart Shipping Inc. or Interchart: On February 25, 2014, the Company acquired 33% of the total outstanding common stock of Interchart for total consideration of $200 in cash and 22,598 of the Company's common shares. The common shares were issued on April 1, 2014, and the fair value per share of $14.51 was determined by reference to the per share closing price of the Company's common shares on the issuance date. The ownership interest was purchased from an entity affiliated with family members of Company's Chief Executive Officer, including the Company's former director Mrs. Milena-Maria Pappas. This transaction is accounted for as an equity method investment.
On February 25, 2014, the Company also entered into a services agreement (the “Services Agreement”) with Interchart, for chartering, brokering and commercial services for all the Company's vessels for an annual fee of €500,000 ($545, using the exchange rate as of December 31, 2015, which was $1.09 per euro). This fee is adjustable for changes in the Company's fleet pursuant to the terms of the Services Agreement. Before the Services Agreement, Interchart acted as chartering broker of all the Company's vessels on an agreed upon basis. Under the Services Agreement, all previously agreed upon brokerage commissions due to Interchart were cancelled retroactively from January 1, 2014.
In November 2014, the Company entered into a new services agreement with Interchart for chartering, brokering and commercial services for all of the Company's vessels for a monthly fee of $275, with a term until March 31, 2015, which upon expiry was immediately renewed until December 31, 2016. The agreement is effective from October 1, 2014, and on the same date the previous agreement dated February 25, 2014, was terminated.
During the years ended December 31, 2013, 2014 and 2015 the brokerage commissions charged by Interchart were $773, $1,997 and $3,350, respectively, and are included in “Voyage expenses” in the accompanying consolidated statements of operations. As of December 31, 2014 and 2015, the Company had outstanding payables of $6 and $8, respectively, to Interchart.
(b)      Management and Directors Fees: During 2011 the Company entered into consulting agreements with companies owned and controlled by each of the then Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. These agreements had a term of three years unless terminated earlier in accordance with their terms, except for the consultancy agreement with the entity controlled by the Company's then Chief Operating Officer which provided for an indefinite term (terminable by either party with one month's notice). In addition, on May 3, 2013, the Company entered into separate renewal consulting agreements with the companies controlled by the Company's then Chief Executive Officer and Chief Financial Officer. Additionally, pursuant to the aforementioned agreements, the entities controlled by the Company's then Chief Executive Officer and Chief Financial Officer were entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion. Finally, the entity controlled by the then Chief Executive Officer was entitled to receive a minimum guaranteed incentive award of 28,000 shares of common stock. These shares vested in three equal annual installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vested on February 7, 2013 and the last installment of 9,334 shares vested on February 7, 2014. The minimum guaranteed incentive award of 28,000 shares of the Company's stock was also renewed as part of the renewal of the consultancy agreement incurred between the Company and the company controlled by the former Chief Executive Officer with the new shares vesting in three equal annual installments, the first installment of 9,333 shares would vest on May 3, 2014, the second installment of 9,333 shares vested on May 3, 2015 and the last installment of 9,334 shares would vest on May 3, 2016.
In connection with the July 2014 Transactions, the Company's former Chief Executive Officer resigned as Chief Executive Officer and remains with the Company as Non-Executive Chairman. On July 31, 2014, the Company entered into an agreement to terminate the consultancy agreement with the company owned by the former Chief Executive Officer and made a severance payment of €664,000 (approximately $891, using the exchange rate as of July 31, 2015, which was $1.34 per euro) of cash and 168,842 common shares, which were issued on the same date. As a result of the termination agreement, the second and the third installments of the former Chief Executive Officer's minimum guaranteed incentive award, under his renewed consultancy agreement, of 9,333 and 9,334, which would have been vested on May 3, 2015 and 2016, respectively, were cancelled. In addition, in connection with the July 2014 Transactions, the then Chief Operating Officer of the Company was appointed as Company's Executive Vice President-Technical.
Following the completion of the Merger, on December 17, 2014, the Company entered into consulting agreements with companies owned and controlled by each one of the new Chief Operating Officer and the new co-Chief Financial Officer. These agreements have a term of three years unless terminated earlier in accordance with their terms. Pursuant to the corresponding agreements, the entities controlled by the new Chief Operating Officer and the new co-Chief Financial Officer are entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion. On May 19, 2015, the Company entered into an addendum to the consultancy agreements with the companies owned and controlled by each one of the new Chief Operating Officer and the co-Chief Financial Officers, amending the consultancy fee payable by the Company, effective as of January 1, 2015.
Pursuant to all aforementioned agreements, effective as of December 31, 2015, the Company is required to pay an aggregate base fee at an annual rate of not less than $629 (this amount is the sum of all consulting fees in USD and Euro, using the exchange rate as of December 31, 2015, which was $1.09 per euro), under the relevant consultancy agreements.
The expenses related to the Company's executive officers for the years ended December 31, 2013, 2014 and 2015, including the severance cash payment in 2014 to the Company's former Chief Executive Officer were $528, $1,516 and $633, respectively, and are included under “General and administrative expenses” in the accompanying consolidated statements of operations. The related expenses of non-executive directors for the years ended December 31, 2013, 2014 and 2015 were $114, $191 and $160, respectively, and are included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2014 and 2015, the Company had outstanding payables of $462 and $315, respectively, to its executive officers and directors and non-executive directors, representing unpaid consulting fees and unpaid fees for their participation in the Company's Board of Directors and other special committees.
 (c)      Combine Marine Ltd.: On January 1, 2012, Starbulk S.A., entered into a one year lease agreement for office space with Combine Marine Ltd., a company controlled by one of the then Company's directors, Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of Mr. Petros Pappas, the Company's current Chief Executive Officer and then Company's Chairman. The lease agreement provides for a monthly rental of €2,500 (approximately $3, using the exchange rate as of December 31, 2015, which was $1.09 per euro). On January 1, 2013, the agreement was renewed, and, unless terminated by either party, it will expire in January 2024. The related rent expense for the years ended December 31, 2013, 2014 and 2015 was $41, $42 and $35, respectively, and is included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2014 and 2015, the Company had outstanding receivables of $0 and $9, respectively, from Combine Marine Ltd.
(d)      Oceanbulk Maritime S.A.: Oceanbulk Maritime S.A. (“Oceanbulk Maritime”) is a ship management company controlled by the Company's former director Mrs. Milena-Maria Pappas. During the years ended December 31, 2013, 2014 and 2015, the Company paid to Oceanbulk Maritime a brokerage commission of $90, $0 and $0 relating to the sale of certain of its vessels.
On November 25, 2013, the Company's Board of Directors approved a commission payable to Oceanbulk Maritime with respect to its involvement in the negotiations with the shipyards for nine of the Company's contracted newbuilding vessels (Note 6). The agreement provides for a commission of 0.5% of the shipbuilding contract price for two newbuilding Capesize vessels (HN 1338 (tbn Star Aries) and HN 1339 (Star Taurus)) and three newbuilding Newcastlemax vessels (HN 1342 (tbn Star Gemini), HN 1343 (tbn Star Leo) and HN NE 198 (tbn Star Poseidon)) and a flat fee of $200 per vessel for four newbuilding Ultramax vessels Star Aquarius (ex-HN 5040), Star Pisces (ex-HN 5043), Star Antares (ex-HN NE 196) and HN NE 197 (tbn Star Lutas)), for a total commission of $2,077. The Company agreed to pay the commission in four equal installments. The first two installments were paid in cash, while the remaining two installments will be paid in the form of common shares, the number of which will depend on the price of the Company's common shares on the date of the two remaining installments. The first and the second installments of $519, each, were paid in cash in December 2013 and in April 2014, respectively. On October 28, 2015, the Company issued 171,171 shares representing the third installment, the fair value per share was determined by reference to the per share closing price of the Company's common shares on the issuance date. An amount of $1,038 and $280 was capitalized to “Advances for vessel under construction and acquisition of vessels” during the years ended December 31, 2014 and 2015, respectively. The last installment is due in April 2016.
On March 22, 2014, Starbulk S.A. entered into an agreement with Oceanbulk Maritime, under which certain management services, including crewing, purchasing, arranging insurance, vessel telecommunications and master general accounts supervision, were provided to certain dry bulk vessels under the management of Oceanbulk Maritime up to December 31, 2014. Pursuant to the terms of this agreement, Starbulk S.A. received a fixed management fee of $0.17 per day, per vessel, which as of June 1, 2014, was changed to $0.11 per day, per vessel, based on an addendum signed on May 22, 2014. The related income for the year ended December 31, 2014, was $188 and was included under “Management fee income” in the accompanying consolidated statement of operations.
In addition, prior to the Merger, Oceanbulk and the Pappas Companies had entered into a management agreement with Oceanbulk Maritime and its affiliates pursuant to which Oceanbulk Maritime provided commercial and administrative services to Oceanbulk and the Pappas Companies. Following the completion of the Merger on July 11, 2014, this management agreement with Oceanbulk Maritime was terminated.
Further, following the completion of the Merger and the Pappas Transaction, the Company owns the vessels Magnum Opus and Tsu Ebisu, which were managed by Oceanbulk Maritime prior to the Merger and continued to be managed by Oceanbulk Maritime after the Merger, until September and August 2014, respectively. The related expense for the year ended December 31, 2014, was $158 and is included under “Management fee expense” in the accompanying consolidated statement of operations.
Oceanbulk Maritime provided performance guarantees under the bareboat charter agreements relating to the shipbuilding contracts for the vessels Roberta (ex-HN 1061), Laura (ex-HN 1062), Idee Fixe (ex-HN 1063) and Kaley (ex-HN 1064). Such performance guarantees had been counter-guaranteed by Oceanbulk Carriers. Following the completion of the Merger, in September, 2014, Star Bulk provided counter-guarantees to Oceanbulk Maritime S.A. in exchange for the counter-guarantees provided by Oceanbulk Carriers. The vessels were delivered to the Company in 2015.
In addition, Oceanbulk Maritime also provided performance guarantees under the shipbuilding contracts for the vessels Deep Blue (ex-HN 5017), HN 5055-JMU (tbn Behemoth), HN 5056-JMU (tbn Megalodon), Honey Badger (ex-HN NE 164), Wolverine (ex-HN NE 165), Gargantua (ex-HN NE 166), Goliath (ex-HN NE 167) and Maharaj (ex-HN NE 184). Prior to the Merger, all of the performance guarantees were counter-guaranteed by Oceanbulk Shipping. Following the completion of the Merger, on September 20, 2014 Star Bulk provided counter-guarantees to Oceanbulk Maritime in exchange for the counter-guarantees provided by Oceanbulk Shipping. These vessels were delivered to the Company in early 2016 at which time the aforementioned guarantees terminated.
As of December 31, 2014 and 2015, the Company had outstanding receivables of $241 and $1,209 from Oceanbulk Maritime and its affiliates, respectively. The outstanding balance as of December 31, 2015 includes an amount of $850, which represents supervision cost for certain newbuilding vessels managed by Oceanbulk Maritime and paid by the Company. In addition, as of December 31, 2015 the Company had an outstanding payable of $33 to Oceanbulk Maritime and its affiliates.
(e)      Managed vessels of Oceanbulk Shipping: Prior to the Merger, Starbulk S.A. had entered into vessel management agreements with certain ship-owning companies owned and controlled by Oceanbulk Shipping (Note 1). Pursuant to the terms of these agreements, Starbulk S.A. received a fixed management fee of $0.75 per day, per vessel. These management agreements were terminated on July 11, 2014, the date the Merger closed. The related income for the years ended December 31, 2013 and 2014, was $823 and $1,390, respectively, and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2014 and 2015, the Company had an outstanding payable of $9 and $7, respectively, to Maiden Voyage LLC, previous owner of the vessel Maiden Voyage, one of the vessels of Oceanbulk Shipping.
(f)      Product Shipping & Trading S.A.: Product Shipping & Trading S.A. is an entity controlled by family members of the Company's ex-Chairman and current Chief Executive Officer, Mr. Petros Pappas. On June 7, 2013, Starbulk S.A. entered into an agreement with Product Shipping & Trading S.A., under which the Company provided certain management services including crewing, purchasing and arranging insurance to the vessels under the management of Product Shipping & Trading S.A. Pursuant to the terms of this agreement, Starbulk S.A. received a fixed management fee of $0.13 per day, per vessel. In October, 2013 the Company decided to gradually cease providing the above mentioned services to the vessels managed by Product Shipping & Trading S.A., except for arranging insurance services, and as a result, the management fee decreased to $0.02 per day, per vessel, and effective July 1, 2014, the agreement was terminated. The related income for the years ended December 31, 2013 and 2014 was $242 and $62, respectively, and is included under “Management fee income” in the accompanying consolidated statement of operations. As of December 31, 2014 and 2015, the Company had outstanding receivables of $4 and $0, respectively, from Product Shipping & Trading S.A.
(g)      Oaktree Shareholder Agreement: As a result of the Merger, on July 11, 2014, Oaktree became the beneficial owner of approximately 61.3% of the Company's then outstanding common shares. At the closing of the July 2014 Transactions, the Company and Oaktree entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company's nine directors so long as it beneficially owns 40% or more of the Company's outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company's outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree's designation rights terminate if it beneficially owns less than 5% of the Company's outstanding voting securities. Therefore, in July 2014 and in connection with the July 2014 Transactions, the Company's Board of Directors, increased the number of directors constituting the Board of Directors to nine and, following the resignation of Mrs. Milena - Maria Pappas, appointed Mr. Rajath Shourie, Ms. Emily Stephens, Ms. Renée Kemp and Mr. Stelios Zavvos as directors. Following these changes in the composition of the Board of Directors, the four individuals designated by Oaktree to be Company's directors were Messrs. Pappas and Shourie and Mses. Stephens and Kemp in accordance with the provisions of the Oaktree Shareholders Agreement. On February 17, 2015, Mr. Shourie and Ms. Stephens were replaced by Mr. Mahesh Balakrishnan and Ms. Jennifer Box, respectively. As further disclosed in Note 20, on March 14, 2016, Ms. Renée Kemp stepped down from the Company's Board of Directors. The three directors currently designated by Oaktree are Messrs. Pappas and Balakrishnan and Ms. Box, while Oaktree retains the right to name an additional director under the Oaktree Shareholders Agreement. Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company's outstanding common shares (subject to adjustment under certain circumstances).
(h)      Excel Transactions: As discussed in detail in Note 1, on August 19, 2014, the Company entered into the Excel Transactions. The principal shareholders of Excel are Oaktree and Angelo Gordon, none of which though, on its own, is deemed to have control on Excel's strategy and operations either by means of holding equity interests, control of Excel's board of directors or other type of arrangement indicating a parent-subsidiary relationship. Therefore the Company concluded that the Excel Transactions were not transactions under common control. Nevertheless, due to Oaktree's relationship with the Company and the relationship of Oaktree to Excel, the Company concluded that the Excel Transactions, including the acquisition of the Excel Vessels and the conclusion of the Excel Vessel Bridge Facility (Note 8), should be treated as related party transactions for purposes of its financial statements presentation and disclosure. The Excel Vessel Bridge Facility was fully repaid in January 2015. Interest expense incurred for the years ended December 31, 2014 and 2015, amounted to $1,659 and $220, respectively.
(i)      Acquisition of Heron Vessels: Following the completion of the Merger, pursuant to the provisions of the Merger Agreement relating to the Heron Vessels, and in accordance with the agreement among Oceanbulk Shipping, ABY Group and Heron, dated September 5, 2014, with respect to the conversion of the Heron Convertible Loan, the governance of Heron and the distribution of some of its vessels to its investors, as further discussed in Note 1, on November 11, 2014, the Company entered into two separate agreements to acquire from Heron the vessels Star Gwyneth (ex-ABYO Gwyneth) and Star Angelina (ex-ABYO Angelina), which were delivered to the Company on December 5, 2014 (Note 5).
(j)      Management agreement with Maryville Maritime Inc.: Three of the Excel Vessels (Star Martha (ex Christine), Star Pauline (ex Sandra) and Star Despoina (ex Lowlands Beilun), which were acquired with attached time charters, were managed by Maryville Maritime Inc. (“Maryville”), a subsidiary of Excel. As described in Note 3.h above, due to Oaktree's relationship with Excel, the Company concluded that the management agreement with Maryville should be treated as a related party transaction for purposes of its financial statements presentation and disclosure. Maryville managed two of the vessels until August 2015 and one until November 2015, when each of their existing time charters expired. The Company paid Maryville a monthly fee of $17.5 per vessel. Total management fee expense to Maryville for the years ended December 31, 2014 and 2015 was $35 and $451, respectively and is included in “Management fees” in the accompanying consolidated statements of operations.